Short-Term Borrowings (a)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Short-Term Borrowings (a)

NOTE 11	Short-Term Borrowings (a)

The following table is a summary of short-term borrowings for the last three years:

	2013		2012		2011
(Dollars in Millions)	Amount	Rate	Amount	Rate	Amount	Rate
At year-end
Federal funds purchased	$594	.11%	$950	.11%	$1,036	.11%
Securities sold under agreements to repurchase	2,057	5.34	3,388	3.26	6,986	3.35
Commercial paper	19,400	.11	16,202	.12	15,973	.12
Other short-term borrowings	5,557	.19	5,762	.29	6,473	.26
Total	$27,608	.52%	$26,302	.57%	$30,468	.89%
Average for the year
Federal funds purchased (b)	$1,879	9.72%	$1,338	15.32%	$968	22.61%
Securities sold under agreements to repurchase	2,403	4.65	4,942	3.52	7,483	3.22
Commercial paper	17,467	.12	15,806	.14	15,204	.15
Other short-term borrowings	5,934	.72	6,463	.72	7,048	.77
Total (b)	$27,683	1.29%	$28,549	1.57%	$30,703	1.75%
Maximum month-end balance
Federal funds purchased	$3,569		$2,467		$1,172
Securities sold under agreements to repurchase	3,121		5,922		9,071
Commercial paper	19,400		17,385		16,768
Other short-term borrowings	6,301		7,443		7,514

(a)	Interest and rates are presented on a fully taxable-equivalent basis utilizing a tax rate of 35 percent.
(b)	Average federal funds purchased and total short-term borrowings rates include amounts paid by the Company to certain corporate card customers for paying outstanding noninterest-bearing corporate card balances within certain timeframes per specific agreements. These activities reduce the Company’s short-term funding needs, and if they did not occur, the Company would use other funding alternatives, including the use of federal funds purchased. The amount of this compensation expense paid by the Company and included in federal funds purchased and total short-term borrowings rates for 2013, 2012 and 2011 was $181 million, $203 million and $218 million, respectively.